OPERATING SEGMENTS (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial performance
Revenue	R 2,490,400,000	R 2,339,900,000	R 2,433,100,000
Cash operating costs	(2,159,700,000)	(2,087,900,000)	(1,991,200,000)
Movement in gold in process	(24,500,000)	(4,800,000)	7,100,000
Total operating profit	355,200,000	256,800,000	434,800,000
Administration expenses and other costs	90,700,000	69,400,000	87,200,000
Interest income	21,800,000	23,600,000	22,400,000
Interest expense	4,100,000	5,700,000	4,600,000
Retrenchment costs	0	23,000,000	0
Current tax - current year	(6,400,000)	(1,900,000)	(500,000)
Total working profit/(loss) before capital expenditure	276,400,000	180,400,000	359,800,000
Additions other than through business combinations, property, plant and equipment	126,100,000	116,300,000	100,000,000
Additions to unlisted investments		100,000	1,300,000
Total working profit/(loss) after capital expenditure	150,300,000	64,000,000	258,500,000
Working profit/(loss) before capital expenditure	276,400,000	180,400,000	359,800,000
Depreciation	(168,000,000)	(179,800,000)	(180,200,000)
Movement in provision for environmental rehabilitation	2,900,000	(600,000)	(19,300,000)
Growth in environmental rehabilitation trust funds and reimbursive right	16,300,000	16,400,000	14,500,000
Profit on disposal of property, plant and equipment	(600,000)	12,900,000	10,500,000
Unwinding of provision for environmental rehabilitation	45,600,000	46,500,000	43,000,000
Fair value adjustment on the initial recognition of other non-current asset including subsequent unwinding	(8,100,000)
Ongoing rehabilitation expenditure	(26,700,000)	(22,400,000)	(27,800,000)
Net other operating (costs)/income	(20,600,000)	1,000,000	(11,300,000)
Deferred tax	(19,500,000)	52,400,000	(41,300,000)
Profit for the year	6,500,000	13,700,000	61,900,000
Statement of cash flows [abstract]
Cash flows from (used in) operating activities	233,800,000	51,600,000	415,900,000
Cash flows from (used in) investing activities	(140,400,000)	(96,700,000)	(107,200,000)
Cash flows from (used in) financing activities	(45,000,000)	(53,000,000)	(281,100,000)
Ergo [member]
Financial performance
Revenue	2,490,400,000	2,339,900,000	2,433,100,000
Cash operating costs	(2,159,700,000)	(2,087,900,000)	(1,991,200,000)
Movement in gold in process	(24,500,000)	(4,800,000)	7,100,000
Total operating profit	355,200,000	256,800,000	434,800,000
Administration expenses and other costs	11,500,000	4,500,000	4,500,000
Interest income	9,500,000	6,800,000	2,800,000
Interest expense	3,100,000	3,300,000	4,100,000
Retrenchment costs		23,000,000
Current tax - current year	(2,900,000)	(1,900,000)	(500,000)
Total working profit/(loss) before capital expenditure	347,200,000	230,900,000	428,500,000
Additions other than through business combinations, property, plant and equipment	125,200,000	116,200,000	100,000,000
Total working profit/(loss) after capital expenditure	222,000,000	114,700,000	328,500,000
Working profit/(loss) before capital expenditure	347,200,000	230,900,000	428,500,000
Depreciation	(167,400,000)	(179,700,000)	(180,100,000)
Movement in provision for environmental rehabilitation	2,500,000	(600,000)	(21,400,000)
Growth in environmental rehabilitation trust funds and reimbursive right	10,100,000	10,900,000	9,800,000
Profit on disposal of property, plant and equipment	(600,000)	200,000	9,300,000
Unwinding of provision for environmental rehabilitation	44,300,000	45,300,000	41,500,000
Fair value adjustment on the initial recognition of other non-current asset including subsequent unwinding	(8,100,000)
Ongoing rehabilitation expenditure	(26,700,000)	(22,400,000)	(27,800,000)
Net other operating (costs)/income	(36,200,000)	(30,300,000)	(29,600,000)
Deferred tax	(23,200,000)	54,200,000	(46,900,000)
Profit for the year	53,300,000	17,900,000	100,300,000
Statement of cash flows [abstract]
Cash flows from (used in) operating activities	285,300,000	32,500,000	414,800,000
Cash flows from (used in) investing activities	(140,200,000)	32,500,000	(105,600,000)
Cash flows from (used in) financing activities	(2,800,000)	(2,400,000)	(2,000,000)
Other reconciling items [member]
Financial performance
Administration expenses and other costs	78,600,000	64,900,000	82,700,000
Interest income	12,300,000	16,800,000	19,600,000
Interest expense	1,000,000	2,400,000	500,000
Current tax - current year	(3,500,000)	0	(5,100,000)
Total working profit/(loss) before capital expenditure	(70,800,000)	(50,500,000)	(68,700,000)
Additions other than through business combinations, property, plant and equipment	900,000	100,000
Additions to unlisted investments		100,000	1,300,000
Total working profit/(loss) after capital expenditure	(71,700,000)	(50,700,000)	(70,000,000)
Working profit/(loss) before capital expenditure	(70,800,000)	(50,500,000)	(68,700,000)
Depreciation	(600,000)	(100,000)
Movement in provision for environmental rehabilitation	400,000		2,100,000
Growth in environmental rehabilitation trust funds and reimbursive right	6,200,000	5,500,000	4,700,000
Profit on disposal of property, plant and equipment		12,700,000	1,200,000
Unwinding of provision for environmental rehabilitation	1,300,000	1,200,000	1,500,000
Net other operating (costs)/income	15,600,000	31,300,000	18,300,000
Deferred tax	(3,700,000)	(1,900,000)	(5,600,000)
Profit for the year	(46,800,000)	(4,200,000)	(38,400,000)
Statement of cash flows [abstract]
Cash flows from (used in) operating activities	(51,500,000)	19,100,000	1,100,000
Cash flows from (used in) investing activities	(200,000)	19,900,000	(1,600,000)
Cash flows from (used in) financing activities	R (42,200,000)	R (50,600,000)	R (279,100,000)